Note 9 - Leases (Tables)	12 Months Ended
Mar. 31, 2013
Leases of Lessee Disclosure [Text Block]
Schedule of Lease Refundable Deposits [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Head office	¥1,470,812	¥1,472,311	$15,636
Sales and subsidiaries offices	402,256	543,181	5,769
Others	26,747	35,957	382

Total refundable guarantee deposits	¥1,899,815	¥2,051,449	$21,787

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases	Connectivity Lines Operating Leases	Other Operating Leases	Capital Leases

Year ending March 31:
2014	¥76,000	¥2,380,619	¥3,654,924	$807	$25,283	$38,816
2015	1,914	2,055,756	3,009,028	20	21,832	31,957
2016		389,326	1,837,318		4,135	19,513
2017		382,178	603,737		4,059	6,412
2018		36,149	42,031		384	446
2019 and thereafter		102,259	421		1,086	4

Total minimum lease payments	¥77,914	¥5,346,287	9,147,459	$827	$56,779	97,148

Less amounts representing interest			271,623			2,884

Present value of net minimum capital lease payments			8,875,836			94,264
Less current portion			3,505,471			37,229

Noncurrent portion			¥5,370,365			$57,035

Schedule of Debt [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013
Year ending March 31:
2014		¥493,074	$5,237
2015		446,212	4,739
2016		341,230	3,624
2017		62,371	662
2018		62,371	662

Total minimum lease payments to be received*	¥1,430,502	¥1,405,258	$14,924
Estimated residual value of leased property (unguaranteed)	－	－	－
Less unearned income	37,911	30,400	323
Net investment in sales-type leases	1,392,591	1,374,858	14,601
Less current portion	457,145	476,818	5,063
Non-current net investment in sales-type leases	¥935,446	¥898,040	$9,538